Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.3%)
Data Center REITs (7.6%)
	Equinix Inc.	81,241	58,578
	Digital Realty Trust Inc.	252,427	24,816
			83,394
Diversified REITs (2.4%)
	WP Carey Inc.	182,675	14,148
	Essential Properties Realty Trust Inc.	125,135	3,110
	Broadstone Net Lease Inc.	152,240	2,590
	Alexander & Baldwin Inc.	64,111	1,212
	Global Net Lease Inc.	90,804	1,168
[1]	Safehold Inc.	33,724	990
	American Assets Trust Inc.	44,980	836
	Empire State Realty Trust Inc. Class A	118,931	772
	Armada Hoffler Properties Inc.	59,264	700
[1]	Gladstone Commercial Corp.	34,614	437
	One Liberty Properties Inc.	14,726	338
	NexPoint Diversified Real Estate Trust	27,582	286
			26,587
Health Care REITs (7.6%)
	Welltower Inc.	414,854	29,741
	Ventas Inc.	350,915	15,212
	Healthpeak Properties Inc.	471,889	10,367
	Healthcare Realty Trust Inc. Class A	334,367	6,463
	Omega Healthcare Investors Inc.	205,581	5,635
[1]	Medical Properties Trust Inc.	523,990	4,307
	Physicians Realty Trust	200,768	2,998
	Sabra Health Care REIT Inc.	203,029	2,335
	National Health Investors Inc.	38,097	1,965
	CareTrust REIT Inc.	84,830	1,661
	LTC Properties Inc.	35,407	1,244
	Community Healthcare Trust Inc.	21,062	771
	Universal Health Realty Income Trust	11,396	548
	Global Medical REIT Inc.	54,165	494
	Diversified Healthcare Trust	211,854	286
			84,027
Hotel & Resort REITs (2.7%)
	Host Hotels & Resorts Inc.	627,592	10,349
	Ryman Hospitality Properties Inc.	45,967	4,125
	Apple Hospitality REIT Inc.	191,012	2,964
	Park Hotels & Resorts Inc.	197,865	2,445
	Sunstone Hotel Investors Inc.	184,719	1,825

		Shares	Market Value ($000)
[1]	Pebblebrook Hotel Trust	116,097	1,630
	RLJ Lodging Trust	143,373	1,520
	DiamondRock Hospitality Co.	185,258	1,506
	Service Properties Trust	146,364	1,458
	Xenia Hotels & Resorts Inc.	100,049	1,310
	Summit Hotel Properties Inc.	92,884	650
	Chatham Lodging Trust	40,128	421
			30,203
Industrial REITs (13.2%)
	Prologis Inc.	810,397	101,113
	Rexford Industrial Realty Inc.	161,092	9,609
	Americold Realty Trust Inc.	236,573	6,731
	EastGroup Properties Inc.	38,217	6,318
	First Industrial Realty Trust Inc.	115,902	6,166
	STAG Industrial Inc.	157,221	5,317
	Terreno Realty Corp.	66,724	4,310
	LXP Industrial Trust	242,692	2,502
	Innovative Industrial Properties Inc.	24,632	1,872
	Plymouth Industrial REIT Inc.	37,316	784
	Industrial Logistics Properties Trust	56,942	175
			144,897
Multi-Family Residential REITs (9.2%)
	AvalonBay Communities Inc.	122,825	20,642
	Equity Residential	315,224	18,914
	Mid-America Apartment Communities Inc.	101,389	15,314
	Essex Property Trust Inc.	56,851	11,890
	UDR Inc.	285,797	11,735
	Camden Property Trust	88,841	9,314
	Apartment Income REIT Corp. Class A	131,418	4,706
	Independence Realty Trust Inc.	196,719	3,153
	Elme Communities	76,279	1,362
	Apartment Investment & Management Co. Class A	134,614	1,035
*	Veris Residential Inc.	67,793	993
	NexPoint Residential Trust Inc.	20,041	875
	Centerspace	13,076	714
			100,647
Office REITs (4.4%)
	Alexandria Real Estate Equities Inc.	136,846	17,186
	Boston Properties Inc.	130,919	7,085
	Kilroy Realty Corp.	92,369	2,993
	Cousins Properties Inc.	133,023	2,844
	Corporate Office Properties Trust	98,913	2,345
	Vornado Realty Trust	143,286	2,202
	Highwoods Properties Inc.	92,653	2,149
	Equity Commonwealth	96,151	1,991
	Douglas Emmett Inc.	154,980	1,911
	JBG SMITH Properties	90,871	1,368
[1]	SL Green Realty Corp.	56,620	1,332
[1]	Easterly Government Properties Inc. Class A	75,390	1,036
	Hudson Pacific Properties Inc.	122,574	815
	Piedmont Office Realty Trust Inc. Class A	107,968	788
	Brandywine Realty Trust	149,598	708
	Paramount Group Inc.	153,251	699
	Office Properties Income Trust	42,983	529
[1]	Orion Office REIT Inc.	49,967	335
	City Office REIT Inc.	34,781	240

		Shares	Market Value ($000)
	Franklin Street Properties Corp.	81,358	128
			48,684
Other Specialized REITs (6.2%)
	VICI Properties Inc. Class A	845,496	27,580
	Iron Mountain Inc.	255,187	13,502
	Gaming & Leisure Properties Inc.	226,042	11,768
	Lamar Advertising Co. Class A	76,578	7,649
	EPR Properties	66,115	2,519
	Outfront Media Inc.	123,002	1,996
	Four Corners Property Trust Inc.	73,706	1,980
	Uniti Group Inc.	207,233	736
	Gladstone Land Corp.	28,701	478
			68,208
Retail REITs (12.7%)
	Realty Income Corp.	550,647	34,867
	Simon Property Group Inc.	287,016	32,137
	Kimco Realty Corp.	542,946	10,604
	Regency Centers Corp.	135,360	8,281
	National Retail Properties Inc.	157,294	6,944
	Federal Realty Investment Trust	64,306	6,355
	Brixmor Property Group Inc.	262,812	5,656
	Agree Realty Corp.	77,737	5,334
	Spirit Realty Capital Inc.	122,959	4,899
	Kite Realty Group Trust	192,169	4,020
	Phillips Edison & Co. Inc.	102,785	3,353
	SITE Centers Corp.	168,532	2,070
	Macerich Co.	188,715	2,000
	Tanger Factory Outlet Centers Inc.	92,020	1,806
	Urban Edge Properties	102,720	1,547
	Retail Opportunity Investments Corp.	110,001	1,536
[1]	InvenTrust Properties Corp.	59,587	1,394
	Getty Realty Corp.	34,607	1,247
	Acadia Realty Trust	82,978	1,158
	NETSTREIT Corp.	47,831	874
	Necessity Retail REIT Inc. Class A	116,302	730
	RPT Realty	74,393	707
	Saul Centers Inc.	12,456	486
	Urstadt Biddle Properties Inc. Class A	26,104	459
	Alexander's Inc.	2,001	388
[1]	CBL & Associates Properties Inc.	11,286	289
*,2	Spirit MTA REIT	42,040	—
			139,141
Self-Storage REITs (7.6%)
	Public Storage	138,777	41,930
	Extra Space Storage Inc.	117,574	19,157
	Life Storage Inc.	74,644	9,785
	CubeSmart	197,140	9,112
	National Storage Affiliates Trust	75,856	3,169
			83,153
Single-Family Residential REITs (4.7%)
	Invitation Homes Inc.	536,829	16,765
	Sun Communities Inc.	108,777	15,324
	Equity LifeStyle Properties Inc.	155,221	10,420
	American Homes 4 Rent Class A	278,969	8,774
	UMH Properties Inc.	46,399	686
			51,969

		Shares	Market Value ($000)
Telecom Tower REITs (14.5%)
	American Tower Corp.	408,777	83,530
	Crown Castle Inc.	380,199	50,886
	SBA Communications Corp. Class A	94,788	24,746
			159,162
Timber REITs (2.5%)
	Weyerhaeuser Co.	646,020	19,464
	Rayonier Inc.	128,436	4,272
	PotlatchDeltic Corp.	71,013	3,515
			27,251
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,159,265)			1,047,323
Real Estate Management & Development (4.6%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	27,962	1,164
	RMR Group Inc. Class A	13,725	360
			1,524
Real Estate Development (0.3%)
*	Howard Hughes Corp.	32,949	2,636
*	Forestar Group Inc.	17,688	275
			2,911
Real Estate Operating Companies (0.4%)
	Kennedy-Wilson Holdings Inc.	109,170	1,811
	DigitalBridge Group Inc.	140,254	1,682
*	FRP Holdings Inc.	5,251	304
*	Seritage Growth Properties Class A	31,840	250
*	WeWork Inc.	156,588	122
			4,169
Real Estate Services (3.8%)
*	CBRE Group Inc. Class A	277,395	20,197
*	Zillow Group Inc. Class C	138,849	6,175
*	Jones Lang LaSalle Inc.	41,745	6,074
*	Zillow Group Inc. Class A	49,285	2,154
*	Cushman & Wakefield plc	129,816	1,368
	Newmark Group Inc. Class A	131,227	929
*	Redfin Corp.	85,350	773
[1]	eXp World Holdings Inc.	60,057	762
	Marcus & Millichap Inc.	22,307	716
*	Compass Inc. Class A	208,914	675
*,1	Opendoor Technologies Inc.	362,005	637
*	Anywhere Real Estate Inc.	95,307	503
	RE/MAX Holdings Inc. Class A	15,814	297
	Douglas Elliman Inc.	62,893	196
*,1	Doma Holdings Inc.	108,942	44
*,1	Offerpad Solutions Inc.	49,631	26
			41,526
Total Real Estate Management & Development (Cost $81,310)			50,130

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $12,978)	4.839%	129,790	12,978
Total Investments (101.1%) (Cost $1,253,553)				1,110,431
Other Assets and Liabilities—Net (-1.1%)				(12,022)
Net Assets (100%)				1,098,409
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,820,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,962,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	June 2023	20	663	25

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,097,453	—	—	1,097,453
Temporary Cash Investments	12,978	—	—	12,978
Total	1,110,431	—	—	1,110,431

Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.